Debt (Details Narrative) - USD ($)															3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 19, 2021	Nov. 25, 2020	Aug. 10, 2020	Aug. 07, 2020	Jul. 02, 2020	Jul. 01, 2020	Jun. 18, 2020	Jun. 04, 2020	Apr. 29, 2020	Dec. 31, 2018	Dec. 31, 2018	Dec. 21, 2018	Dec. 20, 2018	Nov. 09, 2018	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Nov. 30, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019	Oct. 13, 2020	Jun. 22, 2020	May 12, 2020	May 04, 2020
Number of common stock issued								10,738										250,000
Shares issued for cash																$ 25,000		$ 216,625			$ 87,700
Common stock price per share															$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Interest expenses															$ 548,595		$ 6,675		$ 947,383	$ 20,025	$ 32,472	$ 23,268
Principal amount of convertible securities								$ 100,000								$ 100,000						$ 500,000
Number of conversion of shares														520,000
Accredited Investor [Member]
Number of common stock issued							6,875
Shares issued for cash							$ 62,150
Securities Purchase Agreement [Member]
Debt instrument, default interest rate			12.00%
Principal amount of debt instrument			$ 333,333
Number of common stock issued			4,167
Shares issued for cash			$ 30,166
Series A-1 Exchange Convertible Note [Member]
Number of conversion of shares											24,206
FirstFire Global Opportunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt instrument, default interest rate				12.00%											12.00%				12.00%
Debt maturity date				Aug. 07, 2021
Principal amount of debt instrument				$ 333,333											$ 333,333				$ 333,333
Repayment of debt				333,333
Original issue discount				$ 33,333											23,763				23,763
Amortization of debt discount																			$ 59,236
Number of common stock issued				4,167															4,167
Interest repaid															$ 22,810				$ 22,810
Net proceeds from issuance of debt				$ 280,500
Origination fees				19,500
Shares issued for cash																			$ 30,166
Common stock price per share															$ 7.24				$ 7.24
Interest expenses																			$ 94,069
FirstFire Global Opportunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Paid the Purchase Price In Exchange Of Amortization of Notes [Member]
Repayment of debt				$ 300,000
Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Debt instrument, default interest rate													2.67%
Principal amount of convertible securities																			1,500,000
Debt forgiveness income																			300,000		300,000
Conversion price													$ 1.93
10% Fixed Convertible Promissory Note [Member]
Debt instrument, default interest rate					10.00%
Principal amount of debt instrument					$ 152,500
Repayment of debt					201,300
Interest repaid					15,200
Prepaid penalties					33,600
Debt interest expenses					73,980
Debt principal					48,800
Interest and prepayment penalties					$ 25,180
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member]
Debt instrument, default interest rate						10.00%			10.00%
Debt maturity date									Oct. 29, 2020
Principal amount of debt instrument						$ 152,000			$ 152,000																	$ 152,500
Repayment of debt									152,000
Original issue discount									$ 2,500
Number of common stock issued						1,250
Shares issued for cash						$ 9,900
Series A 1 Exchange Convertible Note [Member]
Number of conversion of shares										24,206
Series A 1 Exchange Convertible Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Debt instrument, default interest rate													2.67%
Principal amount of convertible securities												$ 500,000	$ 500,000
Description of payment terms												The Company was permitted to pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company could only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note ("Equity Conditions") had been met (unless waived by the Holder in writing) during the 20 trading days immediately prior to the interest payment date ("Interest Notice Period"), (ii) the Company had provided proper notice pursuant to the terms of the note and (iii) the Company had delivered to the Holder's account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.	The Company was permitted to pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company could only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note ("Equity Conditions") had been met (unless waived by Maxim in writing) during the 20 trading days immediately prior to the interest payment date ("Interest Notice Period"), (ii) the Company had provided proper notice pursuant to the terms of the note and (iii) the Company had delivered to Maxims' account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.
Conversion price													$ 15.44
Description of restrictive conversion terms												The Company was not permitted to convert any portion of the Series A-1 Note if doing so results in the Holder beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days' prior written notice from the Holder to the Company, that percentage could increase to 9.99%.	The Company was not permitted to convert any portion of the Series A-1 Note if doing so results in Maxim beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days' prior written notice from Maxim to the Company, that percentage could increase to 9.99%.
Series A 2 Exchange Convertible Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Principal amount of convertible securities												$ 1,000,000	$ 1,000,000
Conversion price													$ 1.93
Description of conversion terms													Automatically adjusted to the lower of (i) the conversion price then in effect, and (ii) the greater of the arithmetic average of the VWAP of the Company's common stock in the five trading days prior to the notice of conversion and $4.00.
Promissory Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Principal amount of debt instrument															$ 1,800,000				1,800,000		1,800,000
Maxim Note [Member]
Debt instrument, default interest rate							10.00%
Debt description							The Parties agreed to the following: (i) Maxim's resale of the Company's common stock (the "Common Stock") underling the Maxim Note shall be limited to 10% of the daily volume of the Common Stock on each respective trading day, (ii) the maturity date of the Maxim Note was extended to December 31, 2020, (iii) the principal amount of the Maxim Note was increased by $100,000, which is included in interest expense on the accompanying condensed consolidated statement of operations, and (iv) the reference to "$15.44" in Section 4(b) of the Maxim Note was replaced with "$9.20".
Debt interest expenses																			38,069
Debt principal																			1,000,000
Interest and prepayment penalties																			198,000
June 18, 2020 Convertible Note [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt instrument, default interest rate							12.00%
Debt maturity date							Jun. 18, 2021
Principal amount of debt instrument							$ 550,000
Repayment of debt							550,000
Original issue discount							$ 55,000								$ 144,500				$ 144,500
Number of common stock issued							6,875												6,875
Net proceeds from issuance of debt							$ 467,650
Origination fees							27,350
Shares issued for cash																			$ 62,150
Common stock price per share															$ 9.04				$ 9.04
Repayment of debt principal amount															$ 550,000				$ 550,000
Repaid principal and interest amount							$ 66,125
Amortization payments term							The Company was required to make nine amortization payments to the Holder of $66,125 beginning on October 16, 2020. In connection with the November 23, 2020 SPA and February 19, 2021 SPA discussed below, during the nine months ended February 28, 2021
November 23, 2020 Convertible Note [Member] | Securities Purchase Agreement [Member]
Original issue discount							$ 121,724
Repayment of debt principal amount							$ 750,000
November 23, 2020 Convertible Note [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt instrument, default interest rate		12.00%
Debt maturity date		Nov. 23, 2021
Principal amount of debt instrument		$ 750,000
Repayment of debt		750,000
Original issue discount		75,000
Number of common stock issued							17,054
Net proceeds from issuance of debt		441,375
Origination fees		35,250
Partial repayment of principal and interest							$ 198,375
Debt interest							90,000
November 23, 2020 Convertible Note [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Stock Warrants [Member]
Original issue discount		$ 157,438
Number of common stock issued		375,000
Amortization payments term		The Company is required to make ten monthly amortization payments to the Holder of $84,000 commencing on February 23, 2021 through November 23,2021
Feburary 2021 Convertible Note [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt instrument, default interest rate	12.00%
Debt maturity date	Feb. 19, 2022
Principal amount of debt instrument	$ 1,650,000														1,650,000				1,650,000
Repayment of debt	1,650,000
Original issue discount	$ 165,000						$ 141,606								559,718				559,718
Number of common stock issued	10,000						10,000
Interest repaid	$ 198,000						$ 198,000								$ 198,000				198,000
Debt interest expenses																			633,221
Debt principal							198,000
Net proceeds from issuance of debt	$ 1,485,000
Shares issued for cash							$ 154,900
Common stock price per share	$ 15.49
Partial repayment of principal and interest	$ 363,000
Equity method investment, ownership percentage	4.99%
Debt instrument beneficial conversion feature																			$ 714,084
Conversion price	$ 4.99
Feburary 2021 Convertible Note [Member] | Securities Purchase Agreement [Member] | Holders [Member]
Debt instrument, default interest rate															125.00%				125.00%
Feburary 2021 Convertible Note [Member] | Securities Purchase Agreement [Member] | Holders [Member] | Minimum [Member]
Debt instrument, default interest rate															15.00%				15.00%
Kaplan Promissory Note [Member]
Principal amount of debt instrument																									$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Debt instrument, default interest rate																									3.00%
Principal amount of debt instrument															$ 25,272				$ 25,272		$ 64,728		$ 25,272	$ 90,000	$ 90,000
Equity method investment, ownership percentage															10.00%				10.00%					10.00%	5.00%
Debt instrument, effective interest percentage																									10.00%